Deferred tax (Tables)	12 Months Ended
Jun. 30, 2026
Deferred tax
Schedule of deferred tax

		2026	2025
for the year ended 30 June	Note	Rm	Rm
Reconciliation
Balance at beginning of year		(32 325)	(31 988)
Current year charge		(3 135)	(1 164)
per the income statement	9	(3 223)	(1 227)
per the statement of comprehensive income		88	63
Foreign exchange differences recognised in income statement		69	14
Translation of foreign operations		2 284	813
Balance at end of year		(33 107)	(32 325)

Comprising
Deferred tax assets		(35 872)	(35 803)
Deferred tax liabilities		2 765	3 478
		(33 107)	(32 325)

	2026	2025
for the year ended 30 June	Rm	Rm
Attributable to the following tax jurisdictions
South Africa	(5 127)	(4 564)
United States of America	(26 652)	(27 426)
Germany	1 119	1 087
Mozambique	(2 434)	(1 410)
Other	(13)	(12)
	(33 107)	(32 325)
Deferred tax is attributable to temporary differences on the following:
Net deferred tax assets:
Property, plant and equipment	15 898	17 102
Right of use assets	1 695	1 573
Current assets	(1 593)	(1 396)
Short- and long-term provisions	(4 629)	(3 672)
Calculated tax losses	(37 301)	(39 896)
Financial liabilities	757	374
Lease liabilities	(3 126)	(2 979)
Other¹	(7 573)	(6 909)
	(35 872)	(35 803)
Net deferred tax liabilities:
Property, plant and equipment	4 332	5 054
Right of use assets	344	461
Current assets	190	129
Short- and long-term provisions	(1 957)	(2 116)
Calculated tax losses	(4)	(8)
Financial liabilities	107	107
Lease liabilities	(386)	(501)
Other	139	352
	2 765	3 478

1Other mainly relates to the US interest expense limitation carry forward of R6,6 billion (2025: R6,1 billion).

	2026	2025
for the year ended 30 June	Rm	Rm
Calculated tax losses
(before applying the applicable tax rate)
Available for offset against future taxable income	308 128	331 602
Utilised against taxable income	(197 176)	(211 270)
Not recognised as a deferred tax asset	110 952	120 332
Calculated tax losses carried forward that have not been recognised:*
Expiry between one and five years	531	575
Expiry thereafter	7 558	8 066
Indefinite life	102 863	111 691
	110 952	120 332
*

Mainly US tax losses partially not recognised as deferred tax assets, as it was no longer considered probable that sufficient future taxable income will be available in the foreseeable future to fully recover the deferred tax asset (refer to note 9).

Schedule of unremitted earnings

	2026	2025
for the year ended 30 June	Rm	Rm
Unremitted earnings at end of year that would be subject to dividend withholding tax	30 563	33 594
Europe	23 056	23 745
Rest of Africa	2 702	3 523
Other	4 805	6 326

Tax effect if remitted	742	798
Europe	462	457
Rest of Africa	216	282
Other	64	59

Schedule of dividend withholding tax

	2026	2025
for the year ended 30 June	Rm	Rm
Undistributed earnings at end of year that would be subjected to dividend withholding tax withheld by the company on behalf of Sasol Limited shareholders	103 883	90 913
Maximum withholding tax payable by shareholders if distributed to individuals	20 777	18 183